Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
Schedule of estimated useful lives of assets
Server hardware	5 years
Vehicles	5 years

Schedule of currency exchange rates
	March 31, 2026	March 31, 2025	March 31, 2024
Year-end spot rate	US$1=6.9194 RMB	US$1=7.1782 RMB	US$1=7.0950 RMB
Average rate	US$1=7.0757 RMB	US$1=7.1349 RMB	US$1=7.1157 RMB